Note 2 - Allowance For Loan Losses: Allowance for Credit Losses on Financing Receivables (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Details
Loans and Leases Receivable, Allowance, Beginning Balance	$ 46,000,000	$ 41,000,000	$ 43,000,000	$ 42,500,000
Provision for Loan, Lease, and Other Losses	15,276,415	10,211,067	39,784,720	25,382,742
Financing Receivable, Allowance for Credit Loss, Writeoff	(17,191,431)	(13,263,402)	(46,918,301)	(37,632,941)
Financing Receivable, Allowance for Credit Loss, Recovery	4,415,016	3,552,335	12,633,581	11,250,199
Loans and Leases Receivable, Allowance, collectively evaluated for impairment	48,500,000	41,500,000	48,500,000	41,500,000
Financing Receivable, Collectively Evaluated for Impairment	$ 795,961,852	$ 668,850,870	$ 795,961,852	$ 668,850,870